COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings) (Details) - Pending Litigation [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
European Customer One [Member]
Loss Contingencies [Line Items]
Damages sought in litigation proceedings	$ 92
European Customer Two [Member]
Loss Contingencies [Line Items]
Damages sought in litigation proceedings	$ 79